Comprehensive Income (Tables)	12 Months Ended
Dec. 31, 2017
Equity [Abstract]
Schedule of Components in Accumulated Other Comprehensive Income
The changes in the balances of Accumulated other comprehensive income by component are as follows:

(dollars in millions)	Foreign currency translation adjustments	Unrealized gains (losses) on cash flow hedges	Unrealized losses on marketable securities	Defined benefit pension and postretirement plans	Total
Balance at January 1, 2015	$(346)	$(84)	$112	$1,429	$1,111
Other comprehensive loss	(208)	(1,063)	(5)	—	(1,276)
Amounts reclassified to net income	—	869	(6)	(148)	715
Net other comprehensive loss	(208)	(194)	(11)	(148)	(561)
Balance at December 31, 2015	(554)	(278)	101	1,281	550
Other comprehensive (loss) income	(159)	(225)	(13)	2,881	2,484
Amounts reclassified to net income	—	423	(42)	(742)	(361)
Net other comprehensive (loss) income	(159)	198	(55)	2,139	2,123
Balance at December 31, 2016	(713)	(80)	46	3,420	2,673
Other comprehensive income	245	818	10	327	1,400
Amounts reclassified to net income	—	(849)	(24)	(541)	(1,414)
Net other comprehensive income (loss)	245	(31)	(14)	(214)	(14)
Balance at December 31, 2017	$(468)	$(111)	$32	$3,206	$2,659